Restatement of Previously Filed Consolidated Balance Sheet	11 Months Ended
Dec. 31, 2021
Restatement of Previously Filed Consolidated Balance Sheet [Abstract]
Restatement of Previously Filed Consolidated Balance Sheet

Note 2. Restatement of Previously Filed Consolidated Balance Sheet

In preparation of the Company’s audited consolidated financial statements as of and for the period from February 2, 2021 (inception) through December 31 2021, the Company concluded it should restate its previously issued consolidated balance sheet as of June 18, 2021 as reported in its Form 8-K filed with the SEC on June 24, 2021 (the “Post-IPO Balance Sheet”) to classify all Class A ordinary shares subject to redemption in temporary equity. In accordance with ASC 480-10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. The Company revised this interpretation to include temporary equity in net tangible assets.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the correction and has determined that the related impact was material to the Post-IPO Balance Sheet. Therefore, the Company, in consultation with its Audit Committee, concluded that the Post-IPO Balance Sheet should be restated to present all outstanding Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. As such, the Company is reporting the restatement to the Post-IPO Balance Sheet in this filing. The previously presented Post-IPO Balance Sheet should no longer be relied upon.

The change in the carrying value of the redeemable Class A ordinary shares at June 18, 2021 resulted in a reclassification of approximately 3.7 million Class A ordinary shares from permanent equity to temporary equity. The following table summarizes the effect of the restatement on each financial statement line item as of the date indicated:

As of June 18, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$350,268,752	$—	$350,268,752
Total liabilities	$36,900,558	$—	$36,900,558
Class A ordinary shares subject to redemption	308,368,190	36,631,810	345,000,000
Preferred shares	—	—	—
Class A ordinary shares	367	(367)	—
Class B ordinary shares	863	—	863
Additional paid-in capital	7,869,618	(7,869,618)	—
Accumulated deficit	(2,761,389)	(28,871,280)	(31,632,669)
Non-controlling interest in subsidiary	(109,455)	—	(109,455)
Total shareholders’ equity (deficit)	$5,000,004	$(36,631,810)	$(31,631,806)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$350,268,752	$—	$350,268,752

See Note 7 for a reconciliation of gross proceeds from the Initial Public Offering to Class A ordinary shares subject to possible redemption presented on the consolidated balance sheet.